RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Cash Flows (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Net loss	$ 4,199,914	$ (2,369,596)	$ 2,458,268	$ (414,554)		$ (4,563,349)	$ 4,288,586
Change in fair value of warrant liabilities				41,000		3,918,000	(4,974,875)
Other offering expense related to warrant liabilities						55,000
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption				0		0
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption			0	0	$ 0	0
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount				(13,511,990)		(13,511,990)	$ 0
As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption				113,349,840		113,349,840
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption			2,458,260	(1,385)	88,663	(4,150,180)
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount				0		0
Adjustments [Member]
Statement of Cash Flows [Abstract]
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption				(113,349,840)		(113,349,840)
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption			$ (2,458,260)	1,385	$ (88,663)	4,150,180
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount				(13,511,990)		(13,511,990)
Restatement No.1, Warrants [Member]
Statement of Cash Flows [Abstract]
Net loss				(414,554)		(4,563,349)
Change in fair value of warrant liabilities				(14,000)
Allocation of initial public offering costs				355,812
Other offering expense related to warrant liabilities				55,000
Restatement No.1, Warrants [Member] | As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Net loss				(17,742)		(234,537)
Change in fair value of warrant liabilities				0
Allocation of initial public offering costs				0
Other offering expense related to warrant liabilities				0
Restatement No.1, Warrants [Member] | Adjustments [Member]
Statement of Cash Flows [Abstract]
Net loss				(396,812)		(4,328,812)
Change in fair value of warrant liabilities				(14,000)
Allocation of initial public offering costs				355,812
Other offering expense related to warrant liabilities				$ 55,000
Restatement No.2, Common Stock Subject to Redemption [Member]
Statement of Cash Flows [Abstract]
Net loss						(4,563,349)
Change in fair value of warrant liabilities						3,918,000
Allocation of initial public offering costs						355,812
Other offering expense related to warrant liabilities						55,000
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Net loss						(234,537)
Change in fair value of warrant liabilities						0
Allocation of initial public offering costs						0
Other offering expense related to warrant liabilities						0
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member]
Statement of Cash Flows [Abstract]
Net loss						(4,328,812)
Change in fair value of warrant liabilities						3,918,000
Allocation of initial public offering costs						355,812
Other offering expense related to warrant liabilities						$ 55,000